Income Taxes (Income (Loss) Before Taxes) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
U.S.					$ 83.0	$ 69.1	$ 41.8
Foreign					(26.3)	(46.6)	(26.9)
Earnings from continuing operations before income taxes and equity in earnings (loss) of unconsolidated entities	$ 28.5	$ 23.5	$ (10.4)	$ (25.8)	$ 56.7	$ 22.5	$ 14.9